NATURE AND CONTINUANCE OF OPERATIONS AND GOING CONCERN (Details Narrative) - CAD ($)	Dec. 31, 2023	Dec. 31, 2022
Nature And Continuance Of Operations And Going Concern
Accumulated deficit	$ 103,588,356	$ 79,976,546